Derivatives and hedging activities - Derivatives Designated as Hedging Instruments (Details) - Designated as Hedging Instrument - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Total assets	$ 158,000	$ 636,000
Total liabilities	(776,000)	(295,000)
Forwards
Derivatives, Fair Value [Line Items]
Total assets	158,000	636,000
Total liabilities	$ (776,000)	$ (295,000)